Other Receivables Short Term (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Schedule of other short term receivables
	December 31,
	2023	2022

Government authorities	322	193
Income receivables	397	170
Prepaid expenses and other	722	287

	1,441	650